J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund
(Class A, Select Class and Institutional Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010 to the
Prospectuses dated February 28, 2010

Effective September 1, 2010, the “Annual Fund Operating Expenses” and “Example” tables and sections for the JPMorgan International Opportunities Fund (the “Fund”) in the Fund’s Prospectuses are hereby replaced with the corresponding tables and sections below.

For the Class A, Class B, Class C and Select Class Shares Prospectus, the tables and sections below replace the corresponding tables and sections on pages 26 and 27 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Select Class
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75		NONE
Other Expenses	0.57		0.57		0.57		0.57
Shareholder Service Fees	0.	25	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	32	0.	32	0.	32	0.	32
Total Annual Fund Operating Expenses	1.42		1.92		1.92		1.17
Fee Waivers and Expense Reimbursements[1]	(0.11)		NONE		NONE		(0.11)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.31		1.92		1.92		1.06

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.31%, 1.92%, 1.92% and 1.06%, respectively, of their average daily net assets. This contract continues through 2/29/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	651	941	1,251	2,129
CLASS B SHARES ($)	695	903	1,237	2,114
CLASS C SHARES ($)	295	603	1,037	2,243
SELECT CLASS SHARES ($)	108	361	633	1,411

SUP-IOP-CAP-910

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	651	941	1,251	2,129
CLASS B SHARES ($)	195	603	1,037	2,114
CLASS C SHARES ($)	195	603	1,037	2,243
SELECT CLASS SHARES ($)	108	361	633	1,411

For the Institutional Class Shares Prospectus, the tables and sections below replace the corresponding tables and sections on page 9 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.42
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	32
Total Annual Fund Operating Expenses	1.02
Fee Waivers and Expense Reimbursements[1]	(0.11)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.91% of its average daily net assets. This contract continues through 2/29/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	93	314	553	1,238

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE